OTHER OPERATING EXPENSES - SERVICES PROVIDED BY THIRD PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
External services provided by other companies [abstract]
Leases	$ 2,010	$ 13,202	$ 18,029
Installation and maintenance	22,102	23,775	25,586
Lawyers and law firms	3,695	3,157	4,734
Tax advisory services	0	14	218
Consultants	15,305	11,584	17,805
Audits and other related services	1,987	1,187	1,628
Other external professional services	30,441	24,779	44,070
Publicity, advertising and public relations	3,048	3,556	6,677
Insurance premiums	1,267	1,517	547
Travel expenses	784	1,631	6,021
Utilities expense	6,550	17,736	25,790
Banking and similar services	414	971	2,307
Other	7,461	3,417	3,456
TOTAL	$ 95,064	$ 106,526	$ 156,868